Parent-Only Financial Statements, Statement of Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Other		$ 2,473	$ 1,603	$ 1,289
Total income		86,408	88,389	88,267
Interest expense
Short-term borrowings		1,717	758	330
Long-term debt		6,703	5,157	3,830
Other		610	424	354
Noninterest expense		56,126	58,484	52,377
Income before income tax benefit and equity in undistributed income of subsidiaries		28,538	27,377	32,120
Income tax benefit		5,662	4,917	10,075
Wells Fargo net income		22,393	22,183	21,938
Parent Company [Member]
Income
Dividends from subsidiaries	[1]	22,427	20,746	12,776
Interest income from subsidiaries		3,298	1,984	1,615
Other interest income		49	146	155
Other		(424)	1,238	177
Total income		25,350	24,114	14,723
Interest expense
Indebtedness to nonbank subsidiaries		644	189	387
Short-term borrowings		2	0	0
Long-term debt		4,541	3,595	2,619
Other		3	5	19
Noninterest expense		286	1,888	1,300
Total expense		5,476	5,677	4,325
Income before income tax benefit and equity in undistributed income of subsidiaries		19,874	18,437	10,398
Income tax benefit		(544)	(319)	(1,152)
Equity in undistributed income of subsidiaries		1,975	3,427	10,388
Wells Fargo net income		22,393	22,183	21,938
Parent Company [Member] | Bank [Member]
Income
Dividends from subsidiaries		$ 20,800	$ 17,900	$ 12,500

[1]	(1) Includes dividends paid from indirect bank subsidiaries of $20.8 billion, $17.9 billion and $12.5 billion in 2018, 2017 and 2016, respectively.